ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 163,032	$ 144,135
Wages payable	51,378	50,380
Accrued liabilities	75,287	76,562
Other liabilities	20,900	19,645
Total accounts payable and accrued liabilities	$ 310,597	$ 290,722